GaveKal Knowledge Leaders Fund
Advisor Class (GAVAX)
Institutional Class (GAVIX)
A series of the Investment Managers Series Trust

Supplement dated February 3, 2014
To the Prospectus and Statement of Additional Information Dated January 1, 2014

GaveKal Capital, LLC, the advisor to the GaveKal Knowledge Leaders Fund, has a new address.  All references in the Prospectus and Statement of Additional Information to the advisor’s principal address are hereby replaced with:

370 17th Street, Suite 4930
Denver, CO 80202

Please file this Supplement with your records.